Note 4 - Inventory: Schedule of Inventory, Current (Tables)	3 Months Ended
Mar. 31, 2015
Tables/Schedules
Schedule of Inventory, Current
	March 31, 2015	December 31, 2014

Raw materials	$177,380	$157,839
Finished goods	293,868	350,499
Total (Inventory)	$471,248	$508,338